Commitments and Contingencies (Details) - USD ($) $ in Millions	Jun. 06, 2023	May 01, 2023
Commitments and Contingencies [Line Items]
License agreement term	5 years	5 years
Aggregate total of minimum payment amount (in Dollars)		$ 1.5
Percentage of monthly payment of sub license fees		40.00%
Morganfields Holdings Sdn Bhd [Member]
Commitments and Contingencies [Line Items]
Percentage of monthly payment of sub license fees		40.00%
Percentage of monthly payment of sub license fees		100.00%
Minimum payment of license fees (in Dollars)		$ 1.5
Trademark [Member]
Commitments and Contingencies [Line Items]
Aggregate total of minimum payment amount (in Dollars)	$ 1.2
Percentage of monthly payment of sub license fees	40.00%
Aggregate total of minimum payment amount (in Dollars)	$ 1.2
Total monthly collection percentage	40.00%
Morganfields Holdings Sdn Bhd [Member]
Commitments and Contingencies [Line Items]
Subsidiary percentage	100.00%	100.00%
License agreement term		5 years
Sigma Muhibah Sdn Bhd [Member]
Commitments and Contingencies [Line Items]
Subsidiary percentage	100.00%
License agreement term	5 years